First Investors Floating Rate Fund
First Investors Floating Rate Fund
Investment Objective:
The Fund seeks a high level of current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 215 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Floating Rate Fund	Class A		Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Floating Rate Fund		Class A	Advisor Class	Institutional Class
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.30%	none	none
Other Expenses		0.37%	0.38%	0.23%
Total Annual Fund Operating Expenses		1.27%	0.98%	0.83%
Fee Limitation and/or Expense Reimbursement	[1]	0.17%	0.08%	0.13%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.10%	0.90%	0.70%
[1]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2018, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A, 0.90% for Advisor Class and 0.70% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time expenses were waived or assumed or the current limits established under the Expense Limitation Agreement. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2018, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangements for Class A, Advisor Class and Institutional Class shares through January 31, 2018).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - First Investors Floating Rate Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	681	939	1,217	2,007
Advisor Class	92	304	534	1,194
Institutional Class	72	252	448	1,013

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds.  Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate.  In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in U.S. dollar denominated senior secured floating rate loans and/or bonds.  A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy.  The Fund generally will acquire floating rate loans as assignments from lenders.

The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as “high-yield” or “junk” bonds) that the subadviser believes have attractive risk/reward characteristics and which are issued by U.S. corporations and/or foreign corporations in U.S. dollars.

The subadviser generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations.  Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates.  In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.  The subadviser believes that the Fund’s short duration approach potentially reduces the risk to the portfolio if interest rates should rise.

The Fund generally invests in below investment grade securities that are rated from BB+ to B- by Standard & Poor’s Ratings Services, Ba1 through B3 by Moody’s Investors Service, Inc., or which are deemed to be of equivalent credit quality by the subadviser.  The Fund will primarily invest in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.

Although the subadviser will consider ratings assigned by ratings agencies in selecting floating rate loans and/or bonds, it relies principally on its own research and investment analysis.  The subadviser selects a loan and/or bond based on a rigorous bottom-up evaluation of each company and each loan or security in the Fund’s portfolio.  The subadviser considers both company-specific quantitative and qualitative factors including: a company’s managerial strength and commitment to debt repayment; anticipated cash flow; debt maturity schedules; borrowing requirements; use of borrowing proceeds; asset coverage; earnings prospects; impacting legislation, regulation, or litigation; and the strength and depth of the protections afforded the lender through the documentation governing the bank loan or bond issuance.

The Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations.  The portfolio managers may also decide to continue to hold a loan or bond (or related securities) after a default.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that a debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit  quality of the issuer.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Floating rate loans and bonds may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.

Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 1.79% (for the quarter ended September 30, 2016) and the lowest quarterly return was -1.51% (for the quarter ended December 31, 2014).
Average Annual Total Returns For Periods Ended December 31, 2016
Average Annual Returns - First Investors Floating Rate Fund	1 Year	Life of Class* [1]
Class A	0.14%	0.02%
Advisor Class	6.41%	1.90%
Institutional Class	6.44%	1.98%
After Taxes on Distributions | Class A	(1.19%)	(1.21%)
After Taxes on Distributions and Sale of Fund Shares | Class A	0.06%	(0.67%)
J.P. Morgan BB/B Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	8.57%	3.97%
[1]	The average annual total returns shown are for the period since the Fund's commencement on 10/21/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.